FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of fair value of assets and liabilities [Abstract]
Disclosure of detailed information about carrying amount and the fair value of the assets and liabilities [Text Block]
The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Carrying amount	Fair Value	Carrying amount	Fair Value
In millions of COP
Assets
Debt securities at fair value	10,701,855	10,701,855	8,537,562	8,537,562
Debt securities at amortized cost	4,157,568	4,131,688	3,134,919	3,115,477
Equity securities at fair value	1,517,830	1,517,830	1,388,172	1,388,172
Derivative financial instruments	1,134,372	1,134,372	1,677,970	1,677,970
Loans and advances to customers and financial institutions, net (1)	152,244,991	149,162,071	145,125,575	141,595,210
Investment property	1,657,409	1,657,409	1,581,689	1,581,689
Invesments in associates and joint ventures	757,886	757,886	388,595	388,595
Equity securities - Assets held for sale	2,486	2,486	-	-
Total	172,174,397	169,065,597	161,834,482	158,284,675
Liabilities
Deposits by customers	131,959,215	132,779,730	124,624,011	125,096,410
Interbank deposits	1,084,591	1,084,591	341,856	341,856
Repurchase agreements and other similar secured borrowing	3,236,128	3,236,128	1,924,010	1,924,010
Derivative financial instruments	945,853	945,853	1,312,450	1,312,450
Borrowings from other financial institutions	13,822,152	13,822,152	18,905,843	18,905,843
Preferred shares	582,985	662,999	581,972	565,676
Debt securities in issue	19,648,714	20,756,154	18,704,809	19,071,085
Total	171,279,638	173,287,607	166,394,951	167,217,330

Disclosure of fair value measurement of assets [text block]
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2017 and 2016:

Financial Assets
Type of instrument	December 31, 2017				December 31, 2016
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment securities
Debt securities
Securities issued by the Colombian Government	6,013,860	989,287	-	7,003,147	4,400,952	503,200	-	4,904,152
Securities issued or secured by Government entities	9,186	26,852	-	36,038	3,163	8,741	-	11,904
Securities issued by other financial institutions	177,531	578,196	297,049	1,052,776	146,025	529,244	405,099	1,080,368
Securities issued by Foreign Governments	1,196,963	1,275,031	-	2,471,994	1,044,629	1,384,563	-	2,429,192
Corporate bonds	33,800	100,982	3,118	137,900	19,614	77,403	14,929	111,946
Total Debt securities	7,431,340	2,970,348	300,167	10,701,855	5,614,383	2,503,151	420,028	8,537,562
Equity securities	145,250	28,976	1,343,604	1,517,830	189,363	20,131	1,178,678	1,388,172
Total equity securities	145,250	28,976	1,343,604	1,517,830	189,363	20,131	1,178,678	1,388,172
Derivative financial instruments
Forwards
Foreign exchange contracts	-	78,189	94,121	172,310	-	187,682	125,884	313,566
Equity contracts	-	357	15	372	-	2,816	609	3,425
Total forwards	-	78,546	94,136	172,682	-	190,498	126,493	316,991
Swaps
Foreign exchange contracts	-	482,330	190,228	672,558	-	856,742	270,732	1,127,474
Interest rate contracts	8,171	220,027	45,939	274,137	4,497	158,342	23,369	186,208
Total swaps	8,171	702,357	236,167	946,695	4,497	1,015,084	294,101	1,313,682
Options
Foreign exchange contracts	-	746	14,249	14,995	-	5,633	41,664	47,297
Total options	-	746	14,249	14,995	-	5,633	41,664	47,297
Total derivative financial instruments	8,171	781,649	344,552	1,134,372	4,497	1,211,215	462,258	1,677,970
Investment properties
Buildings	-	-	1,413,285	1,413,285	-	-	1,355,717	1,355,717
Lands	-	-	244,124	244,124	-	-	225,972	225,972
Total investment properties	-	-	1,657,409	1,657,409	-	-	1,581,689	1,581,689
Investment in associates
PA Viva Malls	-	-	757,886	757,886	-	-	388,595	388,595
Total investment in associates and joint ventures	-	-	757,886	757,886	-	-	388,595	388,595
Equity securities - Assets held for sale
Assets held for sale	-	-	2,486	2,486	-	-	-	-
Total Equity securities - Assets held for sale	-	-	2,486	2,486	-	-	-	-
Total	7,584,761	3,780,973	4,406,104	15,771,838	5,808,243	3,734,497	4,031,248	13,573,988

Disclosure of fair value measurement of liabilities [text block]

Financial liabilities
Type of instrument	December 31, 2017				December 31, 2016
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	(122,424)	(20,552)	(142,976)	-	(304,756)	(19,167)	(323,923)
Equity contracts	-	(3,955)	(515)	(4,470)	-	(2,838)	(272)	(3,110)
Total forwards	-	(126,379)	(21,067)	(147,446)	-	(307,594)	(19,439)	(327,033)
Swaps
Foreign exchange contracts	-	(459,789)	(46,034)	(505,823)	-	(708,354)	(40,728)	(749,082)
Interest rate contracts	(9,347)	(252,660)	(13,634)	(275,641)	(7,828)	(178,743)	(5,773)	(192,344)
Total swaps	(9,347)	(712,449)	(59,668)	(781,464)	(7,828)	(887,097)	(46,501)	(941,426)
Options
Foreign exchange contracts	-	(16,943)	-	(16,943)	-	(42,961)	-	(42,961)
Total options	-	(16,943)	-	(16,943)	-	(42,961)	-	(42,961)
Futures
Equity contracts	-	-	-	-	(1,030)	-	-	(1,030)
Total futures	-	-	-	-	(1,030)	-	-	(1,030)
Total derivative financial instruments	(9,347)	(855,771)	(80,735)	(945,853)	(8,858)	(1,237,652)	(65,940)	(1,312,450)
Total	(9,347)	(855,771)	(80,735)	(945,853)	(8,858)	(1,237,652)	(65,940)	(1,312,450)

Disclosure of detailed information about Fair value of assets and liabilities that are not measured at fair value in the Statement of Financial Position [Text Block]
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the statement of financial position but for which the fair value is disclosed at December 31, 2017 and 2016:

Assets
Type of instrument	December 31, 2017				December 31, 2016
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Debt securities
Securities issued by the Colombian Government	-	12,967	-	12,967	-	-	-	-
Securities issued or secured by Government entities	17,204	528,395	1,350,175	1,895,774	9,336	344,200	1,154,372	1,507,908
Securities issued by other financial institutions	194,606	21,871	12,007	228,484	172,125	15,421	18,033	205,579
Securities issued by Foreign Governments	748,060	302,795	-	1,050,855	822,598	162,626	-	985,224
Corporate bonds	231,601	49,694	662,313	943,608	199,331	-	217,435	416,766
Total – Debt securities	1,191,471	915,722	2,024,495	4,131,688	1,203,390	522,247	1,389,840	3,115,477
Loans and advances to customers and financial institutions, net(1)	-	-	149,162,071	149,162,071	-	-	141,595,210	141,595,210
Total	1,191,471	915,722	151,186,566	153,293,759	1,203,390	522,247	142,985,050	144,710,687

Liabilities
Type of instruments	December 31, 2017				December 31, 2016
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Deposits by customers	-	(30,440,868)	(102,338,862)	(132,779,730)	-	(20,534,986)	(104,561,424)	(125,096,410)
Interbank deposits	-	-	(1,084,591)	(1,084,591)	-	-	(341,856)	(341,856)
Repurchase agreements and other similar secured borrowing	-	-	(3,236,128)	(3,236,128)	-	-	(1,924,010)	(1,924,010)
Borrowings from other financial institutions	-	-	(13,822,152)	(13,822,152)	-	-	(18,905,843)	(18,905,843)
Preferred shares	-	-	(662,999)	(662,999)	-	-	(565,676)	(565,676)
Debt securities in issue	(8,999,118)	(9,548,502)	(2,222,270)	(20,769,890)	(7,068,228)	(10,228,190)	(1,774,667)	(19,071,085)
Total	(8,999,118)	(39,989,370)	(123,367,002)	(172,355,490)	(7,068,228)	(30,763,176)	(128,073,476)	(165,904,880)

(1)
The amount of COP 140,398,685 disclosed as the fair value of the line “loans and advances to customers and financial institutions, net” in the Bank’s annual report in 2016 has been changed for COP 141,595,210 due to changes introduced in the methodology used by the Bank to estimate the fair value of the loan portfolio in the year 2017.

Disclosure of detailed information about items measured at fair value on a non-recurring basis [Text Block]
The Bank measured certain foreclosed assets held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2017				December 31, 2016
	Fair-value hierarchy			Total fair Value	Fair-value hierarchy			Total fair Value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Machinery and equipment	-	-	11,500	11,500	-	-	9,466	9,466
Real estate for residential purposes	-	-	23,854	23,854	-	-	20,671	20,671
Real estate different from residential properties	-	-	1,402	1,402	-	-	102,913	102,913
Collateralized loans	-	-	5,417,875	5,417,875	-	-	1,543,513	1,543,513
Total	-	-	5,454,631	5,454,631	-	-	1,676,563	1,676,563

Disclosure of detailed information about investment in associates [Text Block]

	December 31, 2017				December 31, 2016
	Fair-value hierarchy			Total fair Value	Fair-value hierarchy			Total fair Value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment in Associates - TUYA	-	-	225,548	225,548	-	-	-	-
Total	-	-	225,548	225,548	-	-	-	-

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]
The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2017 and 2016:

As of December 31, 2017

	Balance, January 1, 2017	Included in earnings	OCI	Purchases / reclassifications	Settlement	Prepaids	Transfers in to Level 3	Transfers out of Level 3	Balance, December 31, 2017
In millions of COP
Debt securities at fair value
Securities issued or secured by other financial entities	405,099	(70,416)	-	52,316	(58,999)	-	-	(30,951)	297,049
Corporate bonds	14,929	(4,211)	-	5,999	(10,869)	(72)	-	(2,658)	3,118
Total	420,028	(74,627)	-	58,315	(69,868)	(72)	-	(33,609)	300,167
Derivative financial instruments
Foreign exchange contracts	378,385	353	-	231,260	(378,053)	-	103	(36)	232,012
Interest rate contracts	17,596	-	-	34,067	(17,596)	-	(1,762)	-	32,305
Equity contracts	337	-	-	(500)	(337)	-	-	-	(500)
Total	396,318	353	-	264,827	(395,986)	-	(1,659)	(36)	263,817
Equity securities
Equity securities	1,178,678	107,848	26,736	116,743	(41,948)	-	6,950	(51,403)	1,343,604
Total	1,178,678	107,848	26,736	116,743	(41,948)	-	6,950	(51,403)	1,343,604
Investment in associates
PA Viva Malls	388,595	108,868	-	262,918	(2,495)	-	-	-	757,886
Total	388,595	108,868	-	262,918	(2,495)	-	-	-	757,886
Equity securities - Assets held for sale
Assets held for sale	-	-	-	1,345	-	-	1,141	-	2,486
Total	-	-	-	1,345	-	-	1,141	-	2,486

As of December 31, 2016

	Balance, January 1, 2016	Included in earnings	OCI	Purchases	Settlement	Prepaids	Transfers in to Level 3	Transfers out of Level 3	Balance, December 31, 2016
In millions of COP
Debt securities at fair value
Securities issued or secured by other financial entities	629,994	(64,739)	-	77,263	(239,769)	-	2,350	-	405,099
Other investments	10,065	9,160	-	62	(6,954)	-	2,596	-	14,929
Total	640,059	(55,579)	-	77,325	(246,723)	-	4,946	-	420,028
Derivative financial instruments
Foreign exchange contracts	726,609	(22,727)	-	125,632	(495,525)	-	21,267	23,129	378,385
Interest rate contracts	9,319	(3,170)	-	5,014	(1,858)	-	6,004	2,287	17,596
Equity contracts	-	-	-	337	-	-	-	-	337
Total	735,928	(25,897)	-	130,983	(497,383)	-	27,271	25,416	396,318
Equity securities
Equity securities	978,751	(75,573)	46,035	282,604	(53,139)	-	-	-	1,178,678
Total	978,751	(75,573)	46,035	282,604	(53,139)	-	-	-	1,178,678
Investment in associates
PA Viva Malls	-	-	-	388,595	-	-	-	-	388,595
Total	-	-	-	388,595	-	-	-	-	388,595

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.

As of December 31,2017

Financial instrument	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
Amounts in millions of COP
Debt securities
Securities issued by other financial institutions
TIPS	236,236	Discounted cash flow	Yield	0.43% to 10.35%	0.63%	225,867	235,382
			Liquidity risk Premium	0% to 10.35%	4.48%	226,007	235,228
			Prepayment Speed	n/a	n/a	231,087	230,152
Other bonds	41,776	Discounted cash flow	Yield	(0.11%) to 0.76%	0.81%	35,305	38,282
Securitizations	10,919	Discounted cash flow	Yield	2.24% to (3.43%)	(1.19%)	10,825	11,014
Time deposit	8,118	Discounted cash flow	Yield	1.77% to 1.86%	1.81%	8,056	8,184
Securities issued by other financial institutions	297,049
Corporate bonds	3,118	Discounted cash flow	Yield	(0.11%) to 0.76%	0.81%	3,292	2,985
Total debt securities	300,167
Equity securities
Equity securities	1,343,604	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Options	14,249	Black-Scholes	Recovery rate	0.06% to 23.75%	4.99%	14,142	14,280
Forward	73,069	Discounted cash flow	Credit spread	0% to 16.54%	2.41%	72,886	73,263
Swaps	176,499	Discounted cash flow	Credit spread	0% to 21.31%	1.95%	170,701	182,343
Investment in associates
P.A Viva Malls	757,886	Price-based	Price	n/a	n/a	n/a	n/a
Equity securities - Assets held for sale
Assets held for sale	2,486	Price-based	Price	n/a	n/a	n/a	n/a

As of December 31,2016

Financial instrument	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
Amounts in millions of COP
Debt securities
Securities issued by other financial institutions
TIPS	22,651	Discounted cash flow	Yield	(0.23%) to 0.76%	0.32%	22,484	22,807
			Liquidity risk Premium	0% to 10.35%	9.58%	22,377	22,687
			Prepayment Speed	n/a	n/a	22,557	22,509
Other bonds	75,862	Discounted cash flow	Yield	0.75% to 1.20%	2.14%	68,621	73,182
Debt securities	2,350	Discounted cash flow	Yield	(0.12%)	(0.12%)	2,297	2,388
Asset-backed securities	16,895	Discounted cash flow	Yield	(0.12%)	1.65%	16,766	17,056
Securities issued by other financial institutions	117,758
Corporate bonds	14,929	Discounted cash flow	Yield	(0.24%)	(0.24%)	3,448	2,124
Total debt securities	132,687
Equity securities
Equity securities	1,178,678	Price-based	Price	n/a	n/a	n/a	n/a
Derivative fiancial instruments
Options	41,496	Black-Scholes	Recovery rate	25.00%	25.00%	41,668	41,661
Forward	106,921	Discounted cash flow	Credit spread	0% to 20.05%	5.01%	106,759	107,346
Swaps	201,185	Discounted cash flow	Credit spread	0% to 23.44%	5.86%	200,098	202,279
Investment in associates
P.A Viva Malls	388,595	Price-based	Price	n/a	n/a	n/a	n/a